Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2020

LIM-QTLY-1120
1.807735.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Black Belt Energy Gas District Bonds Series 2016 A, 4%, tender 6/1/21 (a)	5,290	5,398
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,763
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	43,790	50,151
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$7,058
5% 3/1/30	6,125	7,327
5% 3/1/31	6,135	7,310
5% 3/1/32	4,930	5,850
5% 3/1/33	7,165	8,468
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,264
5% 3/1/27	3,915	4,547
5% 3/1/28	4,225	4,877
5% 3/1/29	3,465	3,969
5% 3/1/30	4,180	4,761

TOTAL ALABAMA		117,743

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,613
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,848

TOTAL ALASKA		17,461

Arizona - 3.4%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20	3,515	3,515
5% 10/1/21	3,090	3,239
5% 10/1/22	3,290	3,605
5% 10/1/23	4,320	4,937
Arizona State Lottery Rev. Series 2019, 5% 7/1/24	4,000	4,707
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	63,345	73,106
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	2,925	2,949
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,206
Series 2017:
5% 7/1/23	3,570	3,991
5% 7/1/32	2,915	3,538
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,247
5% 7/1/28	7,255	8,571
5% 7/1/29	7,905	9,303
Glendale Trans. Excise Tax Rev.:
Series 2015:
5% 7/1/24 (FSA Insured)	1,765	2,076
5% 7/1/26 (FSA Insured)	3,565	4,315
5% 7/1/25 (FSA Insured)	2,065	2,513
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,209
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,639
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,300	2,321
6% 1/1/48 (c)	6,260	6,040
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,495	15,319
Series B, 5%, tender 10/18/22 (a)	14,370	15,677
Series C, 5%, tender 10/18/24 (a)	9,710	11,385
Series 2016 A:
4% 1/1/24	6,310	6,990
5% 1/1/22	2,430	2,569
5% 1/1/23	4,855	5,330
5% 1/1/24	1,990	2,268
5% 1/1/25	7,560	8,917
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,798
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (b)	2,185	2,708
5% 7/1/28 (b)	3,085	3,784
5% 7/1/42 (b)	2,210	2,558
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/30	3,680	4,283
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/21 (Escrowed to Maturity)	970	1,005
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,007
Series 2012 A:
5% 7/1/22	485	526
5% 7/1/23	1,070	1,159
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,309
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	7,475	7,454
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	5,258
5% 7/1/24	1,410	1,657
5% 7/1/25	2,285	2,780
5% 7/1/27	3,000	3,854
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 0.25%, tender 12/1/20 (a)	11,450	11,451

TOTAL ARIZONA		294,073

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,184
California - 4.1%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,366
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,621
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,678
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,130	2,251
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2016:
5% 8/1/26	14,065	17,709
5% 8/1/29	6,970	8,649
5% 9/1/29	2,755	3,428
Series 2017, 5% 8/1/30	14,245	18,078
Series 2019:
5% 4/1/27	7,900	10,093
5% 4/1/30	18,800	25,362
Series 2020:
4% 3/1/23	3,535	3,858
4% 3/1/24	6,790	7,650
4% 3/1/26	3,300	3,929
4% 11/1/34	5,000	6,142
4% 11/1/35	1,000	1,222
4% 3/1/36	2,615	3,141
4% 11/1/36	9,885	11,964
5% 11/1/31	21,985	29,857
5% 11/1/31	3,500	4,753
5% 11/1/32	6,245	8,436
5% 11/1/32	10,000	13,509
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,365
Series 2011 D, 5% 8/15/35	2,915	3,010
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (b)	1,925	2,351
5% 12/31/28 (b)	1,555	1,892
5% 6/30/29 (b)	1,940	2,348
5% 12/31/29 (b)	970	1,170
5% 6/30/31 (b)	3,010	3,591
5% 12/31/31 (b)	2,915	3,468
5% 12/31/43 (b)	5,895	6,731
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2017 A2, 0.6%, tender 10/15/20 (a)(b)(c)	5,000	5,001
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	600	504
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	495	416
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,079
5.25% 10/1/25	3,885	4,078
Series 2012 A:
5% 4/1/22	2,040	2,187
5% 4/1/23	4,855	5,201
Series 2012 G:
5% 11/1/23	970	1,066
5% 11/1/24	970	1,065
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,566
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (a)	15,715	20,805
Series 2015, 5% 2/1/45	4,090	4,082
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,391
Series 2017 A1:
5% 6/1/25	3,885	4,603
5% 6/1/26	970	1,178
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,668
Los Angeles Dept. Arpt. Rev. Series A, 5% 5/15/24 (b)	2,465	2,835
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,565
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,004
5% 7/1/23	3,690	3,824
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,086
5% 8/1/28	970	1,151
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,011
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (b)	4,855	5,204
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,319
5% 9/1/28	1,550	1,800
5% 9/1/32	1,630	1,852
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,747
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23 (Pre-Refunded to 4/15/22 @ 100)	8,645	9,285
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/30 (b)	795	1,029
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A, 5% 5/1/37 (b)	3,290	4,001
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,834
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,271

TOTAL CALIFORNIA		363,475

Colorado - 2.4%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,101
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,204
5%, tender 11/19/26 (a)	10,090	12,645
Series 2019 A1, 5% 8/1/36	4,000	4,907
Series 2019 A2, 5% 8/1/44	8,600	10,287
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,385
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,700
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,200	2,481
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,947
5% 6/1/31	1,580	2,059
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	651
4% 11/15/37	670	828
5% 11/15/33	400	544
5% 11/15/33	700	952
5% 11/15/34	685	929
5% 11/15/36	440	591
5% 11/15/37	635	850
5% 11/15/38	885	1,180
Seriess 2020, 5% 11/15/35	460	621
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,354
Series 2019 C, 5%, tender 11/15/24 (a)	36,390	42,167
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (b)	2,230	2,605
5% 11/15/27 (b)	1,025	1,284
5% 11/15/28 (b)	5,890	7,302
5% 11/15/29 (b)	4,855	5,967
5% 11/15/30 (b)	3,885	4,750
Series 2018 A:
5% 12/1/30 (b)	7,415	9,600
5% 12/1/31 (b)	15,915	19,611
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,401
0% 9/1/37	2,915	1,968
0% 9/1/38	3,650	2,381
Series 2020 A:
5% 9/1/28	2,000	2,612
5% 9/1/34	1,135	1,504
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	23,355	24,688

TOTAL COLORADO		212,056

Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,182
Series 2016 A, 5% 3/15/26	2,940	3,608
Series 2016 E:
5% 10/15/26	3,445	4,293
5% 10/15/29	4,975	6,093
Series 2018 E:
5% 9/15/27	4,050	5,164
5% 9/15/28	4,000	5,207
5% 9/15/29	4,000	5,174
5% 9/15/30	4,000	5,137
Series 2018 F, 5% 9/15/27	1,000	1,275
Series 2019 A:
5% 4/15/30	2,320	3,029
5% 4/15/34	2,635	3,354
5% 4/15/35	915	1,161
Series 2020 B, 5% 1/15/26	975	1,191
Series B, 5% 1/15/25	2,000	2,372
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,470
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,250	5,346
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	8,204
Series 2015 A, 2.05%, tender 7/12/21 (a)	34,610	35,113
Series 2020 B, 5%, tender 1/1/27 (a)	2,555	3,183
Series 2018 S:
5% 7/1/26	2,200	2,698
5% 7/1/29	970	1,221
Series 2019 A, 5% 7/1/34 (c)	6,000	6,416
Series 2019 Q-1:
5% 11/1/22	1,630	1,782
5% 11/1/24	1,760	2,073
5% 11/1/25	1,205	1,464
5% 11/1/27	3,115	3,954
5% 11/1/28	1,780	2,294
Series 2020 A:
4% 7/1/36	1,750	2,017
4% 7/1/38	1,580	1,808
5% 7/1/29	1,000	1,316
5% 7/1/30	1,830	2,360
5% 7/1/31	2,975	3,812
5% 7/1/33	4,925	6,231
5% 7/1/34	2,050	2,585
5% 7/1/35	3,200	4,018
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A:
5% 5/1/23	675	756
5% 5/1/29	3,675	4,822
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	2,035	2,220
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,072
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,187
5% 11/1/27	2,050	2,607
5% 11/1/28	1,260	1,624

TOTAL CONNECTICUT		176,893

Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	4,110	4,139
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,729
Series 2020 A, 5% 1/1/31	3,700	5,036
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020:
5% 7/1/31	9,500	12,970
5% 7/1/32	2,150	2,911

TOTAL DELAWARE		28,785

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,088
5% 1/1/24	1,235	1,408
5% 1/1/25	2,670	3,035

TOTAL DELAWARE, NEW JERSEY		7,531

District Of Columbia - 1.0%
District of Columbia Income Tax Rev.:
Series 2011 A:
5% 12/1/36	2,590	2,722
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,490	1,573
Series 2020 A:
5% 3/1/22	1,200	1,283
5% 3/1/24	1,570	1,826
Series 2020 B:
5% 10/1/22	1,880	2,062
5% 10/1/23	10,000	11,441
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,343
4% 10/1/36	1,760	1,986
4% 10/1/37	1,770	1,990
4% 10/1/38	735	824
5% 10/1/33	1,250	1,548
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	3,075	3,208
5% 10/1/23 (b)	3,270	3,411
5% 10/1/24 (b)	2,955	3,081
5% 10/1/25 (b)	3,985	4,152
Series 2017 A:
5% 10/1/31 (b)	2,335	2,843
5% 10/1/34 (b)	1,940	2,332
5% 10/1/36 (b)	1,820	2,173
Series 2018 A:
5% 10/1/28 (b)	3,885	4,965
5% 10/1/29 (b)	4,030	5,098
5% 10/1/30 (b)	3,165	3,967
5% 10/1/31 (b)	4,540	5,645
Series 2019 A:
5% 10/1/21 (b)	1,390	1,454
5% 10/1/22 (b)	795	864
5% 10/1/23 (b)	1,160	1,310
5% 10/1/24 (b)	2,000	2,337
5% 10/1/25 (b)	1,530	1,843
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,830

TOTAL DISTRICT OF COLUMBIA		87,111

Florida - 10.5%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,462
5% 7/1/23	2,530	2,836
5% 7/1/27	4,285	5,366
5% 7/1/28	7,045	8,971
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,723
5% 7/1/30	7,240	8,346
Series 2015 C, 5% 7/1/24	2,915	3,400
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,260
Series 2017:
5% 10/1/23 (b)	1,000	1,124
5% 10/1/30 (b)	2,050	2,496
5% 10/1/31 (b)	3,100	3,750
5% 10/1/35 (b)	1,000	1,191
Series 2019 B:
5% 10/1/28 (b)	6,000	7,580
5% 10/1/29 (b)	5,000	6,413
Series A:
5% 10/1/29 (b)	4,090	4,790
5% 10/1/31 (b)	2,915	3,388
5% 10/1/32 (b)	3,885	4,497
Broward County Port Facilities Rev. Series 2019 A:
5% 9/1/30	1,230	1,566
5% 9/1/32	1,055	1,326
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,560
5% 7/1/26	4,320	4,640
Series 2012 A:
5% 7/1/21	5,225	5,412
5% 7/1/22	4,855	5,259
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,351
Series 2015 A:
5% 7/1/26	11,170	13,323
5% 7/1/27	8,900	10,579
5% 7/1/28	3,885	4,604
Series 2015 B:
5% 7/1/25	2,100	2,518
5% 7/1/26	11,335	13,519
5% 7/1/27	7,670	9,117
5% 7/1/28	13,120	15,547
Series 2016, 5% 7/1/32	2,430	2,913
Series 2020 A, 5% 7/1/31	3,000	3,981
Central Florida Expressway Auth. Sr. Lien Rev. Series 2019 B, 5% 7/1/35	5,000	6,381
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,710
5% 6/1/22	2,100	2,259
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	711
5% 10/1/23	810	924
5% 10/1/24	740	876
5% 10/1/25	1,115	1,365
5% 10/1/31	2,445	3,202
5% 10/1/34	5,390	6,921
5% 10/1/36	3,000	3,807
5% 10/1/37	6,135	7,759
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,331
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,303
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,424
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	5,092
5% 7/1/28	970	1,157
5% 7/1/30	6,440	7,671
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,997
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C, 5% 6/1/22	9,711	10,022
Series 2011 E, 5% 6/1/24	4,855	5,011
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,350
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,834
5% 3/1/30	1,715	1,909
5% 3/1/31	1,805	1,999
5% 3/1/32	1,890	2,081
Series 2019:
5% 10/1/28	1,060	1,196
5% 10/1/30	1,500	1,695
5% 10/1/31	1,750	1,968
5% 10/1/32	1,305	1,459
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,070
5% 10/1/28	5,000	5,789
5% 10/1/29	2,645	3,050
5% 10/1/30	2,405	2,763
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,178
5% 10/1/31	1,940	2,377
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,964
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,014
Series 2015 B:
5% 10/1/24	970	1,134
5% 10/1/27	1,455	1,754
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)	3,380	4,157
5% 10/1/30 (b)	1,970	2,386
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28	1,245	1,434
5% 6/1/35	2,430	2,732
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/21 (b)	1,260	1,314
5% 9/1/22 (b)	1,600	1,737
5% 9/1/23 (b)	1,940	2,190
5% 9/1/24 (b)	2,135	2,492
5% 9/1/25 (b)	2,150	2,585
5% 9/1/26 (b)	2,200	2,708
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (b)	3,285	3,847
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	9,231
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,998
5% 7/1/25	1,940	2,313
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	8,254
Series A:
4% 10/1/35	5,000	5,977
5% 10/1/30	5,055	6,632
5% 10/1/31	2,625	3,423
5% 10/1/32	4,385	5,675
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,229
5% 10/1/23	5,165	5,654
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,123
5% 6/1/26 (FSA Insured)	1,750	2,021
5% 6/1/28 (FSA Insured)	485	559
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,441
Series 2019 A1:
5% 4/1/33	1,450	1,826
5% 4/1/34	3,250	4,077
5% 4/1/35	6,325	7,909
5% 4/1/37	2,190	2,709
5% 4/1/39	1,500	1,844
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,324
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,565
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	9,964
Series 2010, 5% 10/1/22	2,970	2,980
Series 2012 A:
5% 10/1/22 (b)	2,915	3,149
5% 10/1/24 (b)	9,710	10,486
5% 10/1/24	2,100	2,277
Series 2014 A:
5% 10/1/27 (b)	1,770	2,025
5% 10/1/29 (b)	2,725	3,098
5% 10/1/33 (b)	5,440	6,114
5% 10/1/37	7,185	8,132
Series 2015 A:
5% 10/1/21 (b)	2,710	2,832
5% 10/1/35 (b)	2,430	2,723
Series 2016 A:
5% 10/1/30	2,430	2,907
5% 10/1/31	970	1,156
Series 2017 B:
5% 10/1/20 (b)	3,580	3,580
5% 10/1/40 (b)	2,400	2,799
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,374
Series 2016:
5% 10/1/28	5,385	6,613
5% 10/1/29	3,985	4,873
5% 10/1/30	7,215	8,797
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,988
Series 2014 A, 5% 7/1/44	2,815	3,126
Series 2016 A:
5% 7/1/32	3,865	4,622
5% 7/1/33	3,205	3,817
Series A:
5% 7/1/31	1,455	1,748
5% 7/1/34	970	1,153
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,532
Series 2016 A:
5% 7/1/29	10,905	14,667
5% 7/1/31	11,690	15,947
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,428
5% 11/1/25	11,880	14,015
5% 11/1/26	7,720	9,087
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,912
Series 2015 B, 5% 5/1/28	13,295	15,803
Series 2015 D:
5% 2/1/29	3,935	4,779
5% 2/1/30	6,310	7,631
Series 2016 A:
5% 8/1/27	7,340	9,094
5% 5/1/31	19,200	23,190
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,284
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,625	1,762
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	12,285	12,834
Series 2012 B, 5% 10/1/42	5,050	5,276
Series 2016 A, 5% 10/1/39	3,100	3,621
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,228
Series 2015 C, 5% 8/1/29	6,800	8,152
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B, 5% 10/1/20	3,400	3,400
Series 2012 A:
5% 10/1/23	1,650	1,888
5% 10/1/25	875	1,076
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	379
5% 12/1/24 (Escrowed to Maturity)	660	787
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	1,995
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,793
Series 2015 B:
5% 8/1/25	1,580	1,927
5% 8/1/27	8,045	9,751
5% 8/1/28	5,325	6,440
Series 2015 D:
5% 8/1/26	23,370	28,426
5% 8/1/27	10,595	12,842
5% 8/1/28	3,620	4,378
Series 2017 A, 5% 8/1/26	21,905	27,522
Series 2018 A:
5% 8/1/22	1,865	2,028
5% 8/1/23	1,115	1,261
5% 8/1/24	1,270	1,495
5% 8/1/25	4,550	5,549
5% 8/1/26	1,880	2,362
5% 8/1/26	10,160	12,358
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,745
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (FSA Insured)	3,000	3,934
5% 8/1/34 (FSA Insured)	2,250	2,940
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	553
5% 7/1/39	1,000	1,121
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,169
5% 7/1/27	4,130	4,611
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,186
5% 7/1/24	1,700	1,989
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,686
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,861
5% 8/15/25	3,980	4,779
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/20	100	101
5% 12/1/21	1,095	1,143
Series 2015 A, 5% 12/1/40	1,750	1,941
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,483
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,582
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,974
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	462
4% 10/15/36	375	431
4% 10/15/38	750	857
4% 10/15/39	1,000	1,139
5% 10/15/44	1,365	1,665
5% 10/15/49	2,560	3,100
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,843
Series 2019:
5% 8/1/22	3,250	3,534
5% 8/1/23	3,450	3,869
5% 8/1/24	1,800	2,091

TOTAL FLORIDA		923,702

Georgia - 2.8%
Atlanta Arpt. Rev. Series 2020 A:
5% 7/1/26	4,290	5,343
5% 7/1/27	9,365	11,944
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,165
5% 11/1/29	2,430	2,913
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	2,047
5% 7/1/27	1,500	1,913
5% 7/1/38	2,000	2,523
5% 7/1/39	1,250	1,572
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,337
Series 2012, 1.7%, tender 8/22/24 (a)	9,660	9,940
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,294
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,789
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	12,665	15,320
Series 2019 B, 5%, tender 7/1/29 (a)	10,100	12,755
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,505
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,170
5% 7/1/26	1,000	1,244
5% 7/1/28	2,000	2,605
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,871
5% 7/1/36	1,300	1,651
5% 7/1/37	1,600	2,025
5% 7/1/39	1,250	1,572
Series 2019, 5% 6/15/44	2,365	2,922
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	10,692
4% 8/1/35	15,000	18,651
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	12,960	13,106
Series 2019 A:
5% 1/1/27	990	1,232
5% 1/1/28	520	662
5% 1/1/29	1,140	1,481
5% 1/1/31	700	898
5% 1/1/32	515	657
5% 1/1/33	1,200	1,521
Series GG:
5% 1/1/24	3,520	3,865
5% 1/1/25	1,215	1,332
5% 1/1/26	4,855	5,314
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,603
Series Q, 5% 10/1/22	1,940	2,123
Series S:
5% 10/1/22	1,240	1,357
5% 10/1/24	2,355	2,569
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	31,103
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,790
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,614
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/34	3,500	4,660

TOTAL GEORGIA		245,650

Hawaii - 0.6%
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,636
5% 1/1/35	5,000	6,418
Series 2019, 5% 1/1/30	5,140	6,766
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,246
5% 9/1/26	3,110	3,933
Series 2019 A:
5% 9/1/27	2,000	2,593
5% 9/1/30	6,500	8,501
Series 2019 D, 5% 8/1/26	4,500	5,678
Series 2020 F:
5% 7/1/33	1,955	2,614
5% 7/1/34	860	1,146
Series C:
4% 7/1/34	850	1,046
4% 7/1/37	750	910
4% 7/1/39	1,200	1,447
4% 7/1/40	1,250	1,502
4% 7/1/41	1,000	1,192

TOTAL HAWAII		49,628

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	2,955	3,059
5% 7/15/22	3,285	3,545
5% 7/15/23	1,575	1,768
5% 7/15/24	1,260	1,467
5% 7/15/25	1,260	1,516
5% 7/15/27	3,140	3,983
Series 2019 A, 4% 1/1/50	1,065	1,190

TOTAL IDAHO		16,528

Illinois - 12.1%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	763
0% 1/1/28	575	526
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,528
Series 2010 F, 5% 12/1/20	1,030	1,035
Series 2011 A:
5% 12/1/41	2,075	2,095
5.5% 12/1/39	5,730	5,837
Series 2012 A, 5% 12/1/42	1,880	1,908
Series 2015 C, 5.25% 12/1/39	1,455	1,539
Series 2016 B, 6.5% 12/1/46	700	818
Series 2017 A, 7% 12/1/46 (c)	2,400	2,961
Series 2017 C:
5% 12/1/25	2,025	2,255
5% 12/1/26	905	1,017
Series 2017 D, 5% 12/1/27	2,500	2,820
Series 2017 H, 5% 12/1/36	1,965	2,130
Series 2018 A:
5% 12/1/24	560	614
5% 12/1/27	6,280	7,085
5% 12/1/33	700	768
5% 12/1/34	1,400	1,533
Series 2018 C:
5% 12/1/24	725	795
5% 12/1/25	15,335	17,075
5% 12/1/26	4,625	5,198
5% 12/1/46	5,795	6,171
Series 2019 A:
5% 12/1/24	2,300	2,523
5% 12/1/28	6,520	7,393
5% 12/1/28	510	578
5% 12/1/29	930	1,055
5% 12/1/30	900	1,011
5% 12/1/32	1,250	1,386
Series 2019, 5% 12/1/29	10,500	11,912
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (b)	6,310	6,935
Series 2014 B:
5% 1/1/22	970	1,020
5% 1/1/24	3,235	3,657
Series 2016 A:
5% 1/1/29 (b)	2,155	2,496
5% 1/1/30 (b)	3,290	3,789
5% 1/1/31 (b)	3,850	4,410
Series 2016 B, 5% 1/1/41	3,390	3,873
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,790
Series 2012 B, 5% 1/1/22 (b)	6,800	7,134
Series 2015 A, 5% 1/1/24 (b)	1,045	1,180
Series 2015 B, 5% 1/1/32	5,235	6,060
Series 2015 C, 5% 1/1/24 (b)	1,245	1,406
Series 2016 C:
5% 1/1/22	2,155	2,270
5% 1/1/23	2,095	2,311
5% 1/1/24	1,455	1,667
5% 1/1/25	2,285	2,709
5% 1/1/26	1,940	2,366
5% 1/1/33	2,305	2,668
5% 1/1/34	2,670	3,081
Series 2016 D, 5% 1/1/52	6,740	7,678
Series 2017 D:
5% 1/1/27 (b)	2,065	2,514
5% 1/1/28 (b)	460	555
5% 1/1/31 (b)	2,850	3,377
5% 1/1/33 (b)	1,455	1,708
Series 2018 A:
5% 1/1/48 (b)	3,585	4,203
5% 1/1/53 (b)	6,110	7,107
Series 2018 B, 5% 1/1/53	2,155	2,531
Series 2020 A:
4% 1/1/35 (d)	22,440	25,650
4% 1/1/36 (d)	3,715	4,227
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (b)	2,470	2,820
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,805
5% 6/1/23	1,520	1,690
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,319
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,042
5% 12/15/24	1,310	1,411
Series 2012 C, 5% 12/15/25	2,060	2,216
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	17,495
Series 2010 G, 5% 11/15/25	2,855	2,868
Series 2011 A, 5.25% 11/15/24	1,455	1,526
Series 2012 C:
5% 11/15/22	2,000	2,172
5% 11/15/23	4,835	5,242
5% 11/15/24	18,115	19,617
5% 11/15/25 (FSA Insured)	505	549
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	6,109
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,451
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,746
Illinois Fin. Auth. Series 2020 A:
5% 8/15/30	2,170	2,912
5% 8/15/31	1,060	1,409
5% 8/15/32	1,500	1,980
5% 8/15/33	1,250	1,636
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,414
5% 8/1/24	1,480	1,639
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	661
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,670
5% 7/15/26	1,940	2,406
5% 7/15/28	2,040	2,601
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,399
5% 5/15/30	9,845	12,276
5% 5/15/31	21,400	26,591
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,176
5% 2/15/29	10,570	13,064
5% 2/15/36	2,200	2,644
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,459
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	916
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,257
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,026
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,899
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	18,072
Series E, 2.25%, tender 4/29/22 (a)	1,820	1,876
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,143
Series 2012 A, 5% 5/15/23	1,435	1,529
Series 2012:
5% 9/1/32	7,865	8,385
5% 9/1/38	10,595	11,334
5% 11/15/43	3,170	3,352
Series 2013:
5% 11/15/26	2,600	2,827
5% 11/15/29	780	842
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	8,200
Series 2015 A:
5% 11/15/21	410	430
5% 11/15/27	1,015	1,203
5% 11/15/28	1,215	1,431
5% 11/15/29	1,830	2,147
5% 11/15/32	3,375	3,913
5% 11/15/35	1,500	1,725
Series 2015 B, 5% 11/15/26	2,940	3,471
Series 2015 C:
5% 8/15/35	5,925	6,707
5% 8/15/44	28,260	31,314
Series 2016 A:
5% 2/15/24	1,455	1,656
5% 2/15/25	995	1,169
5% 2/15/26	1,455	1,759
5% 7/1/30	2,545	3,015
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	4,047
5% 7/1/34	1,650	1,926
5% 7/1/36	5,715	6,634
5% 2/15/45	1,600	1,872
Series 2016 C:
3.75% 2/15/34	1,250	1,383
4% 2/15/36	5,330	5,968
5% 2/15/22	1,250	1,325
5% 2/15/24	565	649
5% 2/15/31	1,650	2,020
5% 2/15/32	12,195	14,858
5% 2/15/33	4,855	5,887
5% 2/15/41	6,865	8,127
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	43
5% 5/15/28	2,380	2,841
5% 5/15/29	1,330	1,579
5% 12/1/29	1,755	2,071
5% 12/1/40	4,765	5,453
5% 12/1/46	3,250	3,677
Series 2017 A:
5% 1/1/34	2,485	2,925
5% 8/1/47	750	814
Series 2017:
5% 7/1/29	5,030	6,367
5% 1/1/30	4,855	6,124
5% 7/1/31	8,630	10,842
Series 2018 A, 5% 1/1/44	19,010	22,184
Series 2019:
5% 9/1/29	650	744
5% 9/1/31	500	565
5% 9/1/32	1,000	1,124
5% 9/1/34	1,100	1,224
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,601
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,687
Series 2012 A:
4% 1/1/23	2,130	2,163
5% 1/1/33	3,495	3,537
Series 2012:
5% 3/1/21	2,670	2,702
5% 8/1/21	1,555	1,592
5% 3/1/22	4,855	5,041
5% 8/1/22	6,410	6,705
5% 8/1/23	3,310	3,499
Series 2013, 5.5% 7/1/38	3,885	4,019
Series 2014:
5% 4/1/23	7,400	7,777
5% 2/1/26	2,195	2,323
5% 2/1/27	2,590	2,731
5% 4/1/28	2,070	2,177
5% 5/1/28	910	957
5% 5/1/32	2,430	2,516
5% 5/1/33	6,410	6,611
5.25% 2/1/31	10,195	10,658
Series 2016:
5% 11/1/20	4,050	4,059
5% 1/1/22	7,480	7,734
5% 2/1/23	1,530	1,604
5% 6/1/25	7,620	8,252
5% 6/1/26	1,035	1,132
5% 2/1/27	8,355	9,178
5% 2/1/28	5,965	6,508
5% 2/1/29	5,605	6,062
Series 2017 D:
5% 11/1/23	9,670	10,200
5% 11/1/25	13,645	14,669
5% 11/1/26	13,050	14,091
Series 2019 B:
5% 9/1/21	5,580	5,727
5% 9/1/22	5,475	5,735
5% 9/1/23	5,580	5,907
5% 9/1/24	5,580	5,985
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,951	9,614
Illinois Hsg. Dev. Auth. Rev. Series 2019 C, 5% 4/1/28	1,200	1,521
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	4,900	5,199
5% 2/1/28	9,710	11,544
5% 2/1/31	3,465	4,094
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	2,380	2,457
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,724
Series 2016 A, 5% 12/1/31	1,735	2,071
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,636
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	4,023
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	10,290
Series 2017, 5% 1/1/29	1,790	2,277
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	5,139
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,556
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	7,002
0% 1/15/25	7,510	7,200
0% 1/15/26	5,645	5,317
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,577
5% 2/1/27	5,825	6,950
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,446
Series 2010 B1:
0% 6/15/44 (FSA Insured)	36,320	15,791
0% 6/15/47 (FSA Insured)	3,870	1,488
Series 2002:
0% 12/15/23	4,015	3,800
0% 12/15/23 (Escrowed to Maturity)	100	98
Series 2020 A, 5% 6/15/50	38,595	42,772
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,670
Series 2017:
5% 6/1/23	10,460	11,657
5% 6/1/24	13,685	15,791
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,167
6.25% 10/1/38	3,785	4,213
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	5,284

TOTAL ILLINOIS		1,064,087

Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.25%, tender 12/1/20 (a)	10,700	10,704
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,350
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	8,410	8,546
Series 2013, 5% 8/15/25	3,020	3,376
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,162
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	1,036
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,553
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,089
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,503
Series 2015, 5% 3/1/36	8,060	9,164
Series 2016:
5% 9/1/26	970	1,192
5% 9/1/29	485	585
5% 9/1/36	2,090	2,458
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,295
Series 2015 A:
5% 10/1/26	2,405	2,839
5% 10/1/28	1,145	1,343
Series 2011 A, 5.25% 10/1/24	3,910	4,103
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	8,885	9,221
2%, tender 2/1/23 (a)	45	47
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	747
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	304
5% 1/1/25	695	752
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	298
5% 1/1/26	1,895	2,051
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	835
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (b)	4,710	5,457
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,070
5% 10/1/21	5,340	5,591
Series 2016 A:
5% 10/1/24	10,585	12,419
5% 10/1/25	11,400	13,817
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,481
5% 7/15/22	970	1,050
5% 7/15/23	2,620	2,899
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,507
5% 7/15/25 (Pre-Refunded to 1/15/23 @ 100)	4,205	4,662
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,471
5% 4/1/30	2,220	2,767
5% 4/1/33	1,445	1,761
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,259
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	32,790	35,754
Series 2019 A, 5%, tender 6/5/26 (a)(b)	5,970	7,299

TOTAL INDIANA		192,817

Iowa - 0.0%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,498
5% 5/15/48	1,640	1,729

TOTAL IOWA		3,227

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	995	1,086
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	4,285	4,676
Series 2012 B, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,455	1,588
Series 2016 A:
5% 9/1/30	970	1,155
5% 9/1/32	1,115	1,319

TOTAL KANSAS		9,824

Kentucky - 3.4%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,244
5% 2/1/28	880	1,042
5% 2/1/29	530	633
5% 2/1/31	460	552
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	7,955	7,982
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	20,715	20,718
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	941
5% 1/1/26	585	708
5% 1/1/29	1,555	1,844
5% 1/1/30	1,625	1,918
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,070
5% 9/1/28	1,880	2,271
5% 9/1/30	520	617
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,378
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,936
5% 6/1/26	1,815	2,032
5% 6/1/27	1,910	2,128
5% 6/1/28	2,005	2,222
5% 6/1/29	2,105	2,323
5% 6/1/30	2,215	2,436
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.25%, tender 12/1/20 (a)	12,400	12,405
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,183
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,900
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,442
Series D:
5% 5/1/27	970	1,211
5% 5/1/28	970	1,199
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	20,139
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	6,168
5% 5/1/29	565	711
5% 5/1/31	1,425	1,793
Series 2015, 5% 8/1/28	1,035	1,215
Series 2016 A:
5% 2/1/29	5,555	6,584
5% 2/1/30	5,670	6,676
5% 2/1/32	2,230	2,604
5% 2/1/33	2,770	3,218
Series 2016 B, 5% 11/1/26	4,825	5,968
Series 2017, 5% 4/1/27	4,625	5,762
Series A:
5% 11/1/31	2,000	2,504
5% 11/1/32	3,000	3,727
5% 11/1/33	1,500	1,852
Series C, 5% 11/1/21	6,520	6,846
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (a)	41,220	47,680
Series C1, 4%, tender 6/1/25 (a)	28,000	31,692
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	7,565	8,517
Series 2020 C, 5%, tender 10/1/26 (a)	2,595	3,168
Series 2020 D, 5%, tender 10/1/29 (a)	3,700	4,696
Series 2013 A:
5.5% 10/1/33	2,430	2,708
5.75% 10/1/38	6,245	6,953
Series 2016 A:
5% 10/1/29	17,585	21,098
5% 10/1/32	3,230	3,823
Series 2020 A, 5% 10/1/37	4,300	5,325
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	2,060
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,500

TOTAL KENTUCKY		298,322

Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,387
5% 12/15/23	2,915	3,339
Series 2018 E:
5% 7/1/35	1,655	2,057
5% 7/1/36	1,795	2,222
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (b)	2,430	2,725
5% 1/1/25 (b)	2,915	3,364
5% 1/1/27 (b)	2,185	2,512
Series 2017 B:
5% 1/1/29 (b)	390	463
5% 1/1/31 (b)	730	857
5% 1/1/36 (b)	630	725
5% 1/1/37 (b)	485	557
Series 2017 D2:
5% 1/1/26 (b)	730	864
5% 1/1/29 (b)	485	576
5% 1/1/30 (b)	665	785
5% 1/1/32 (b)	1,495	1,746
5% 1/1/35 (b)	1,115	1,288
5% 1/1/38 (b)	570	653
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,134
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	9,665	9,696
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	9,120	9,149
2.1%, tender 7/1/24 (a)	4,670	4,695

TOTAL LOUISIANA		52,794

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,390
Series 2016 A:
4% 7/1/41	2,030	2,074
4% 7/1/46	2,765	2,798
5% 7/1/41	860	929
5% 7/1/46	585	628
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,697
5% 7/1/27	1,940	2,331

TOTAL MAINE		15,847

Maryland - 1.2%
Baltimore County Gen. Oblig. Series 2020, 4% 3/1/36	7,310	8,922
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,345
5% 7/1/31	6,580	8,148
5% 7/1/33	6,635	8,141
Series 2017 D, 5% 7/1/33	5,630	6,833
Harford County Gen. Oblig.:
Series 2020 A, 5% 10/1/28	2,000	2,665
Series 2020 B:
5% 7/1/28	5,735	7,601
5% 7/1/29	5,600	7,594
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	6,020	6,729
Series 2019 C, 3.5% 3/1/50	5,070	5,595
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,550
5% 6/1/24	1,455	1,610
5% 6/1/25	1,455	1,644
5% 6/1/26	1,940	2,227
5% 6/1/27	1,310	1,523
5% 6/1/31	970	1,113
5% 6/1/32	970	1,103
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (b)	1,215	1,204
5% 3/31/51 (b)	2,235	2,207
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,311
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,030	1,116
Series 2015:
5% 7/1/27	1,000	1,168
5% 7/1/28	1,300	1,506
5% 7/1/29	2,200	2,537
5% 7/1/31	1,000	1,145
Series 2016 A:
4% 7/1/42	1,410	1,490
5% 7/1/33	2,185	2,491
5% 7/1/34	1,600	1,820
5% 7/1/35	605	686
5% 7/1/36	1,700	1,923
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	7,558

TOTAL MARYLAND		105,505

Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,783
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/26	5,640	7,131
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,656
Series A, 5% 1/1/31	7,500	9,644
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,516
5% 7/1/30	3,565	4,469
Series 2017, 5% 7/1/23	1,550	1,740
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	13,004
Series A1, 5%, tender 1/31/30 (a)	10,135	13,203
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	4,283	4,883
Series 2016 A, 5% 7/15/22	2,165	2,354
Series 2017 A, 5% 1/1/40	2,980	3,394
Series 2019 S1:
5% 10/1/22	2,195	2,385
5% 10/1/23	2,400	2,704
5% 10/1/24	1,190	1,388
5% 10/1/25	2,670	3,204
Series 2019:
5% 7/1/30	1,435	1,750
5% 7/1/32	1,040	1,250
Series M:
4% 10/1/37	1,095	1,191
4% 10/1/38	635	688
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,201
Series C, 5% 4/1/23	17,445	19,551
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	9,190	10,761

TOTAL MASSACHUSETTS		132,850

Michigan - 3.9%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	3,008
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	16,655	22,538
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,128
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,356
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.798% 7/1/32 (a)(e)	5,360	5,111
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,144
5% 5/1/31 (FSA Insured)	4,855	5,899
5% 5/1/32 (FSA Insured)	730	886
5% 5/1/33 (FSA Insured)	3,030	3,669
Series 2017:
5% 5/1/27 (FSA Insured)	1,310	1,670
5% 5/1/29 (FSA Insured)	1,890	2,371
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,970
5% 5/15/28	2,475	2,982
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,604
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	975
5% 11/15/21	630	661
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,252
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	20,359
5% 4/15/35	2,720	3,309
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,253
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,661
5% 12/1/24	1,700	2,012
5% 12/1/25	2,915	3,563
5% 12/1/26	1,270	1,595
5% 12/1/27	1,215	1,562
5% 12/1/28	1,940	2,460
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,596
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,543
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,412
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,170
Series 2012:
5% 11/15/36	6,895	7,360
5% 11/15/42	1,515	1,606
Series 2013:
5% 8/15/28	5,425	6,026
5% 8/15/29	1,940	2,150
Series 2015 D1:
5% 7/1/27	415	494
5% 7/1/29	970	1,151
5% 7/1/31	1,165	1,376
5% 7/1/32	970	1,145
5% 7/1/33	825	971
Series 2016:
5% 11/15/30	4,480	5,437
5% 11/15/32	1,210	1,455
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,089
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,722
5% 12/1/25	1,260	1,540
5% 12/1/26	1,940	2,436
5% 12/1/27	1,295	1,665
5% 12/1/28	2,040	2,587
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,318
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,909
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	4,000	4,465
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	8,110	8,390
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,755
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,135
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	9,496
Series 2020 B, 5% 11/15/36	26,785	35,524
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,487
5% 11/1/29	3,080	3,759
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,052
5% 9/1/24	1,940	2,222
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	719
5% 7/1/29	1,000	1,297
5% 7/1/30	425	559
5% 7/1/31	495	646
5% 7/1/32	545	707
5% 7/1/33	595	767
5% 7/1/34	385	494
5% 7/1/35	400	511
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,169
5% 5/1/31	1,400	1,831
5% 5/1/32	2,300	2,977
5% 5/1/33	1,875	2,411
5% 5/1/34	2,450	3,137
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,413
5% 5/1/31	4,660	5,699
5% 5/1/32	4,955	6,039
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	485
5% 12/1/29	245	302
5% 12/1/30	380	466
5% 12/1/31	390	476
5% 12/1/36	535	641
Series 2017 B:
5% 12/1/29 (b)	685	829
5% 12/1/30 (b)	485	583
5% 12/1/31 (b)	525	628
5% 12/1/33 (b)	375	444
5% 12/1/36 (b)	810	949
Series 2017 C:
5% 12/1/22	1,940	2,115
5% 12/1/23	2,185	2,468
5% 12/1/24	2,305	2,690
5% 12/1/25	2,150	2,582
5% 12/1/26	1,455	1,788
5% 12/1/27	1,460	1,830

TOTAL MICHIGAN		338,093

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,233
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	3,054
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,740

TOTAL MINNESOTA		7,027

Mississippi - 0.4%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,805
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	647
5% 1/1/31	1,500	1,928
5% 1/1/32	1,750	2,235
5% 1/1/34	1,065	1,345
5% 1/1/35	2,000	2,517
Series 2019 B:
5% 1/1/23	445	488
5% 1/1/25	500	585
5% 1/1/26	700	844
5% 1/1/27	1,245	1,533
5% 1/1/28	500	627
5% 1/1/29	510	651
5% 1/1/30	595	770
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	6,240	6,241
Series II, 5%, tender 3/1/27 (a)	3,025	3,657
Series IV:
5% 10/1/34	1,435	1,812
5% 10/1/38	1,675	2,083
5% 10/1/39	1,000	1,240

TOTAL MISSISSIPPI		36,008

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,112
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,313
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	759
5% 1/1/29	550	708
5% 1/1/31	415	528
5% 1/1/34	380	475
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	738
5% 2/1/30	2,395	2,844
5% 2/1/32	2,645	3,115
5% 2/1/36	2,145	2,491
5% 2/1/45	3,495	3,989
Series 2016:
5% 5/15/29	970	1,160
5% 5/15/30	970	1,152
5% 5/15/31	970	1,147
5% 5/15/36	2,915	3,392
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,295	1,450
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,618
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,791
Series 2018 A, 5.125% 9/1/48	1,455	1,550

TOTAL MISSOURI		37,332

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	1,465	1,549
Series 2019 B, 4% 6/1/50	655	748
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,235
5% 2/15/22	1,260	1,335
5% 2/15/23	1,990	2,193
5% 2/15/24	2,080	2,371
5% 2/15/25	1,940	2,283
5% 2/15/26	3,105	3,757

TOTAL MONTANA		15,471

Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	15,350	17,642
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	3,575	3,942
Series 2019 E, 3.75% 9/1/49 (b)	4,270	4,627
Series 2020 A, 3.5% 9/1/50	3,320	3,703
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,673
5% 1/1/34	4,235	5,039
5% 1/1/36	5,135	6,081

TOTAL NEBRASKA		45,707

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	854
Series 2017:
5% 9/1/24	730	834
5% 9/1/28	445	537
5% 9/1/30	730	871
5% 9/1/34	740	864
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (b)	9,460	9,764
Series 2019 A:
5% 7/1/23	8,335	9,299
5% 7/1/26	2,965	3,608
Series 2019 D, 5% 7/1/24	3,985	4,597
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,657
5% 6/15/23	2,250	2,508
Series 2017 A:
5% 6/15/25	5,770	6,849
5% 6/15/26	5,000	6,093
Series 2018 B, 5% 6/15/35	8,000	9,842
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,048
5% 6/1/23	1,940	2,095
5% 6/1/24	1,940	2,094
5% 6/1/25	1,020	1,099
Series 2016 A:
5% 6/1/32	2,815	3,453
5% 6/1/33	4,855	5,935
5% 6/1/34	5,145	6,277
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,409
Series 2013 D1, 5% 3/1/25	2,745	3,056
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	2,065	2,315
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	12,400	12,670
Series 2016, 2.05%, tender 4/15/22 (a)(b)	7,400	7,561

TOTAL NEVADA		108,189

New Hampshire - 0.9%
Nat'l. Fin. Auth. Solid Bonds:
(Waste Managment, Inc. Proj.) Series 2020 A1, 0.4%, tender 12/1/20 (a)(b)	3,000	3,000
(Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(b)	1,500	1,557
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	2,955	3,066
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	7,545	7,829
Series 2020 A3, 0.4%, tender 12/1/20 (a)(b)	5,250	5,250
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,813	10,598
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,471
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,552
5% 7/1/30	2,360	2,959
Series 2017 B, 4.125% 7/1/24 (c)	265	241
Series 2017, 5% 7/1/36	2,105	2,384
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,375
5% 7/1/26	1,245	1,318
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,582
Series 2016:
4% 10/1/38	800	865
5% 10/1/26	4,560	5,551
5% 10/1/27	4,860	5,884
5% 10/1/28	1,940	2,326
5% 10/1/30	7,070	8,355
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,325
5% 2/1/23	2,150	2,285
5% 2/1/24	1,725	1,830

TOTAL NEW HAMPSHIRE		74,603

New Jersey - 3.7%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,753
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,184
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,179
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,187
5% 2/15/25	970	1,091
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,535	1,461
Series A:
5% 11/1/34	5,150	5,991
5% 11/1/35	8,205	9,483
5% 11/1/36	5,010	5,754
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,435	1,376
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,147
5% 6/1/27 (FSA Insured)	1,360	1,675
5% 6/1/28 (FSA Insured)	1,940	2,373
5% 6/1/29 (FSA Insured)	1,455	1,769
Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	7,380	7,530
Series 2013:
5% 3/1/23	9,030	9,798
5% 3/1/24	12,430	13,436
5% 3/1/25	1,360	1,466
Series 2015 XX, 5% 6/15/26	19,420	22,133
Series 2018 EEE, 5% 6/15/30	2,170	2,559
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,134
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	8,215	9,511
Series 2019 B2, 5%, tender 7/1/25 (a)	10,070	12,046
Series 2016 A:
5% 7/1/21	285	294
5% 7/1/22	770	823
5% 7/1/23	2,940	3,254
5% 7/1/24	790	902
5% 7/1/25	855	1,003
5% 7/1/26	285	342
5% 7/1/27	425	508
5% 7/1/28	1,185	1,407
5% 7/1/28	1,265	1,502
5% 7/1/28	440	538
5% 7/1/33	1,465	1,753
Series 2016, 5% 7/1/41	3,665	4,113
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (b)	1,285	1,388
5% 12/1/24 (b)	3,400	3,877
Series 2017 1B, 5% 12/1/21 (b)	1,365	1,427
Series 2019 A:
5% 12/1/21	1,070	1,118
5% 12/1/22	1,520	1,646
5% 12/1/23	1,810	2,026
5% 12/1/24	1,045	1,205
5% 12/1/25	1,925	2,280
Series 2020:
5% 12/1/25 (b)	2,220	2,587
5% 12/1/26 (b)	1,550	1,835
5% 12/1/28 (b)	1,225	1,484
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.569%, tender 1/1/21 (a)(e)	18,725	18,721
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.449% 1/1/21 (Escrowed to Maturity) (a)(e)	2,090	2,089
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,127
5% 6/15/31	2,250	2,641
5% 6/15/32	5,660	6,588
Series 2010 A:
0% 12/15/27	13,270	10,986
0% 12/15/28	3,025	2,406
Series 2012 AA:
5% 6/15/23	7,285	7,723
5% 6/15/24	11,655	12,343
Series 2014 AA:
5% 6/15/25	12,140	13,560
5% 6/15/26	7,285	8,094
Series 2016 A, 5% 6/15/27	14,620	17,185
Series 2018 A:
5% 12/15/33	6,395	7,384
5% 12/15/34	5,070	5,838
Series A:
5% 12/15/24	4,675	5,316
5% 12/15/25	4,380	5,079
5% 12/15/26	6,900	8,129
5% 12/15/27	12,250	14,600
5% 12/15/28	4,270	5,142
5% 12/15/30	885	1,057
5% 12/15/31	4,720	5,609
Series AA, 5% 6/15/29	2,390	2,510

TOTAL NEW JERSEY		323,475

New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	8,245	9,654
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,875	3,199
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	199
Series 2019 B1, 2.625% 5/15/25	345	337

TOTAL NEW MEXICO		13,389

New York - 4.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,196
5% 7/1/25	2,430	2,821
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,647
5% 2/15/35	7,285	8,614
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	17,055	17,588
Series 2016 B:
5% 9/1/22	1,940	2,118
5% 9/1/23	1,455	1,657
5% 9/1/24	1,310	1,551
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,920
5% 11/15/56	11,925	13,057
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,252
Series 2015 A, 5% 8/1/22	1,985	2,159
Series 2015 C, 5% 8/1/27	2,965	3,502
Series 2016 A, 5% 8/1/22	4,390	4,775
Series 2021 A1, 5% 8/1/33	2,000	2,576
Series 2021 B1, 5% 11/1/32	5,800	7,548
Series C, 5% 8/1/29	6,945	9,043
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	4,916
5% 2/1/21	3,410	3,464
Series 2012 A, 5% 11/1/21	5,300	5,576
Series 2018 C2, 5% 5/1/32	9,175	11,503
Series 2019 A, 5% 8/1/35	7,520	9,352
Series 2019 B1:
5% 8/1/34	3,300	4,119
5% 8/1/35	8,400	10,447
Series C:
4% 5/1/35	3,000	3,581
4% 5/1/36	5,000	5,913
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,543
5% 11/15/40	3,915	4,367
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,885
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	4,460	4,676
Series 2019 B2, 5%, tender 5/1/24 (a)	3,675	4,160
Series 2019 B3, 5%, tender 5/1/48	4,055	4,802
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,360
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	25,869
Series 2015 C, 5% 11/15/30	1,000	1,041
Series 2015 D1, 5% 11/15/33	4,015	4,174
Series 2017 A1, 5% 11/15/31	2,000	2,102
Series 2017 C-2, 0% 11/15/33	9,795	5,926
Series 2017 C1:
5% 11/15/26	5,975	6,386
5% 11/15/30	4,315	4,567
5% 11/15/33	6,955	7,345
Series 2017 D, 5% 11/15/33	6,725	7,104
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	1,470	1,604
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/36	31,140	40,072
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2011 A2, 5% 4/1/21	1,940	1,987
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	8,155	8,747
Series 2016 A, 5.25% 1/1/50 (b)	13,305	14,288
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,393
Series 2011 A, 5% 3/15/22	7,385	7,547
Series 2017 A, 5% 3/15/22	2,215	2,371
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,185
4% 12/1/35 (FSA Insured)	1,500	1,770
4% 12/1/36 (FSA Insured)	1,635	1,921
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,668
5% 12/1/34	2,300	3,044
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,317
5% 11/15/24	3,885	4,448

TOTAL NEW YORK		370,564

North Carolina - 1.0%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,454
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	395	497
5% 10/1/47	3,320	3,895
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series 2010, 0.25%, tender 12/1/20 (a)	13,600	13,602
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,756
5% 3/1/23	9,715	10,812
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	10,003
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	17,965
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (b)	3,950	4,769
5% 5/1/27 (b)	1,500	1,852
5% 5/1/28 (b)	1,875	2,359
5% 5/1/29 (b)	1,500	1,920
5% 5/1/30 (b)	1,320	1,718
5% 5/1/31 (b)	1,350	1,746
5% 5/1/32 (b)	1,100	1,413

TOTAL NORTH CAROLINA		87,761

Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34 (d)	970	1,105
4% 11/15/35 (d)	1,000	1,133
4% 11/15/36 (d)	1,000	1,130
5% 11/15/32 (d)	700	878
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,845
Series 2020 A:
5% 12/1/29	2,290	3,046
5% 12/1/30	2,290	3,047
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,070
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,247
Series 2012:
5% 2/15/21	1,455	1,481
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,066
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,253
Series 2012 B, 5% 2/15/42	1,365	1,438
Series 2017 A, 5% 2/15/36	5,000	6,139
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,124
5% 1/1/28 (FSA Insured)	1,480	1,706
5% 1/1/29 (FSA Insured)	2,165	2,489
5% 1/1/30 (FSA Insured)	1,940	2,223
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,288
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,543
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	2,167
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,611
5% 6/15/26	2,515	2,730
5% 6/15/27	2,640	2,854
5% 6/15/28	2,770	2,982
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,483
5% 12/1/35	1,000	1,232
5% 12/1/36	1,180	1,448
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,364
5% 11/1/26	2,040	2,552
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,764
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,586
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	19,980	23,574
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,776
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,256
5% 8/1/32	1,000	1,248
5% 8/1/33	1,000	1,242
Miami Univ. Series 2020 A:
5% 9/1/30	140	189
5% 9/1/31	950	1,273
5% 9/1/33	1,770	2,328
5% 9/1/34	2,500	3,277
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,093
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	3,138
5% 1/1/29	4,855	6,215
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,762
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	935	1,065
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	13,517
5% 12/1/30	1,000	1,378
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,630
Series 2019, 5% 2/15/29	6,100	7,005
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	708
5% 12/1/42	875	884

TOTAL OHIO		163,582

Oklahoma - 0.5%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,512
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,352
5% 6/1/28	1,455	1,682
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,183
5% 10/1/26	1,455	1,677
5% 10/1/27	1,155	1,325
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,169
5% 8/15/28	970	1,187
5% 8/15/29	410	497
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/24	590	653
5% 8/1/25	930	1,050
5% 8/1/26	540	618
5% 8/1/27	680	786
5% 8/1/28	725	845
5% 8/1/29	755	887
5% 8/1/30	1,370	1,594
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,207
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,432
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/26	1,650	1,959
5% 1/1/27	5,825	6,880
5% 1/1/28	1,940	2,283
5% 1/1/29	1,525	1,789
Series 2014 B, 5% 1/1/27	2,085	2,463

TOTAL OKLAHOMA		45,030

Oregon - 0.2%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	966
Port of Portland Arpt. Rev.:
Series 24 B:
5% 7/1/31 (b)	1,000	1,185
5% 7/1/32 (b)	2,795	3,296
Series 26 A:
5% 7/1/29	1,155	1,452
5% 7/1/33	785	1,008
Series 26 B, 5% 7/1/29	1,000	1,264
Series 26 C:
5% 7/1/25 (b)	800	945
5% 7/1/26 (b)	1,300	1,574
5% 7/1/27 (b)	1,090	1,345
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,698

TOTAL OREGON		16,733

Pennsylvania - 3.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,569
5% 7/15/22	1,715	1,851
5% 7/15/23	765	860
5% 7/15/24	2,300	2,679
5% 7/15/25	3,030	3,645
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	1,785	1,936
Series 2020 B2, 5%, tender 2/1/27 (a)	3,055	3,394
Series 2020 B3, 5%, tender 2/1/30 (a)	1,745	1,969
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,261
Series B, 1.8%, tender 8/15/22 (a)	10,695	10,833
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,917
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,114
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	360
Series 2016 A:
5% 10/1/28	1,385	1,576
5% 10/1/29	1,495	1,693
5% 10/1/32	4,670	5,216
5% 10/1/36	7,560	8,347
5% 10/1/40	3,490	3,826
Series 2019:
5% 9/1/30	1,250	1,580
5% 9/1/31	2,500	3,130
5% 9/1/33	1,370	1,688
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,081
5% 3/1/22	1,940	2,063
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 0.6%, tender 10/15/20 (a)(b)	8,400	8,401
Series 2011, 2.15%, tender 7/1/24 (a)(b)	12,065	12,597
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,113
Series 2013, 5% 10/15/27	9,710	11,063
Series 2014, 5% 7/1/23	1,500	1,695
Series 2016, 5% 9/15/29	27,190	33,790
Series 2017 1, 5% 1/1/24	23,000	26,498
Series 2017, 5% 1/1/27	8,765	11,080
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,543
5% 8/15/30	2,090	2,608
Series 2017, 5% 8/15/27	1,165	1,488
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,482
5% 12/1/33 (FSA Insured)	4,300	5,170
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,471
5% 12/1/33	1,215	1,499
Series 2017 A1:
5% 12/1/22	485	535
5% 12/1/23	535	615
5% 12/1/29	1,455	1,834
5% 12/1/34	970	1,193
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/22 (b)	1,000	1,073
Series 2017 B:
5% 7/1/22 (b)	1,725	1,856
5% 7/1/26 (b)	2,950	3,544
5% 7/1/29 (b)	1,200	1,445
5% 7/1/30 (b)	1,720	2,061
5% 7/1/31 (b)	2,430	2,898
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	267
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,088
5% 8/1/24	730	846
5% 8/1/25	775	922
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,501
5% 8/1/29	10,165	12,149
5% 8/1/30	10,705	12,755
5% 8/1/31	11,280	13,393
Series 2019 A:
5% 8/1/21	1,835	1,902
5% 8/1/22	1,180	1,274
5% 8/1/23	1,910	2,144
5% 8/1/24	3,425	3,983
5% 8/1/26	3,225	3,977
Series 2019 B:
5% 2/1/21	1,500	1,522
5% 2/1/22	250	265
5% 2/1/23	2,300	2,533
5% 2/1/24	100	114
5% 2/1/25	1,135	1,342
5% 2/1/26	1,180	1,437
5% 2/1/27	1,500	1,873
5% 2/1/28	2,250	2,874
5% 2/1/29	2,425	3,159
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,669
Series 2019 B, 5% 9/1/29	3,070	3,997
Series 2019 C, 5% 9/1/33	11,245	14,052
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	724
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,526
5% 9/1/33 (FSA Insured)	1,250	1,748
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,605
5% 6/1/39	4,690	5,833
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,589

TOTAL PENNSYLVANIA		331,203

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	6,885
5% 9/1/36	320	326
Series 2016, 5% 5/15/39	5,475	6,011
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,531
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,410	2,690
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (b)	2,815	2,875
5% 12/1/29 (b)	1,650	1,988
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,770
5% 6/1/27	1,770	2,031
5% 6/1/28	2,330	2,668

TOTAL RHODE ISLAND		40,775

South Carolina - 1.3%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,037
5% 3/1/24	970	1,127
5% 3/1/25	970	1,169
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,483
5% 12/1/29	3,155	3,610
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	3,430	3,886
Series 2020 A, 4% 7/1/50	3,055	3,489
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,261
5% 2/1/24	970	1,108
5% 2/1/26	1,650	2,002
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	2,007
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,407
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (b)	2,235	2,835
5% 7/1/30 (b)	4,790	5,981
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	7,046
Series 2014 A:
5% 12/1/49	12,620	13,941
5.5% 12/1/54	17,285	19,495
Series 2014 C:
5% 12/1/25	3,885	4,562
5% 12/1/26	3,885	4,532
5% 12/1/27	3,010	3,503
5% 12/1/46	3,540	3,966
Series 2016 B:
5% 12/1/35	6,250	7,481
5% 12/1/36	9,330	11,159
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,992

TOTAL SOUTH CAROLINA		116,079

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,087
Series 2014 B:
5% 11/1/24	1,200	1,416
5% 11/1/25	1,175	1,386
5% 11/1/26	195	229
Series 2017:
5% 7/1/24	435	504
5% 7/1/27	365	457
5% 7/1/33	1,700	2,048
5% 7/1/35	1,360	1,629

TOTAL SOUTH DAKOTA		8,756

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,203
5% 7/1/30	1,165	1,436
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,252
5% 9/1/24	995	1,132
Series 2017:
5% 4/1/24	970	1,091
5% 4/1/25	1,315	1,520
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	2,800	3,128
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,506
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,638
Series 2018, 4%, tender 11/1/25 (a)	10,670	12,166

TOTAL TENNESSEE		57,072

Texas - 13.4%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	2,955	2,998
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/29 (b)	2,690	3,078
Series 2019 B:
5% 11/15/27 (b)	1,500	1,876
5% 11/15/28 (b)	2,250	2,855
5% 11/15/29 (b)	1,500	1,929
Series 2019, 5% 11/15/22 (b)	1,000	1,091
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,288
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,601
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,286
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,349
5% 1/1/32	970	1,120
5% 1/1/34	1,940	2,233
5% 1/1/40	5,340	6,087
Series 2016:
5% 1/1/31	2,305	2,703
5% 1/1/32	4,855	5,674
5% 1/1/35	3,240	3,761
5% 1/1/36	1,580	1,831
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,215
Series 2016:
5% 2/15/22	4,855	5,178
5% 2/15/23	4,855	5,404
5% 2/15/24	24,410	28,290
5% 2/15/25	20,810	25,020
5% 2/15/27	3,475	4,268
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,763
Series 2020 A:
5% 12/1/22	285	315
5% 12/1/25	750	923
5% 12/1/26	1,000	1,263
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	7,042
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (b)	2,920	3,162
5% 11/1/27 (b)	1,245	1,347
5% 11/1/28 (b)	2,765	2,988
5% 11/1/30 (b)	5,280	5,694
5% 11/1/31 (b)	11,155	12,013
5% 11/1/32 (b)	14,110	15,171
5% 11/1/33 (b)	9,710	10,428
5% 11/1/34 (b)	2,295	2,463
Series 2020 A:
5% 11/1/30	3,090	4,127
5% 11/1/31	1,300	1,722
5% 11/1/32	2,000	2,629
5% 11/1/33	2,000	2,614
Series 2020 B, 4% 11/1/35	7,865	9,293
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,558
Series 2014, 5% 2/15/24	5,770	6,675
Series 2019 B:
5% 2/15/30	4,080	5,335
5% 2/15/32	7,095	9,168
5% 2/15/33	7,585	9,742
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	64
Series 2019, 5%, tender 2/15/22 (a)	690	735
Series B6:
5%, tender 2/15/22 (a)	1,440	1,534
5%, tender 2/15/22 (a)	1,440	1,533
Series 2019:
5% 2/15/28	1,750	2,270
5% 2/15/29	2,355	3,042
5% 2/15/30	5,095	6,545
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,269
Series 2016, 0% 8/15/25	2,770	2,708
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,641
5% 8/15/31	3,610	4,676
5% 8/15/32	3,620	4,656
5% 8/15/33	5,890	7,538
5% 8/15/34	2,945	3,759
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	2,690	2,772
Series D, 1.5%, tender 8/1/21 (a)	5,195	5,248
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	7,091
Series 2020, 5% 3/1/29	4,200	5,588
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,943
Series 2016, 5% 2/15/26	3,530	4,390
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,522
Series 2018 A:
5% 10/1/31	4,965	6,381
5% 10/1/32	4,210	5,377
5% 10/1/33	6,420	8,163
5% 10/1/34	4,855	6,159
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B:
5%, tender 12/1/22 (a)	4,550	5,003
5%, tender 12/1/24 (a)	5,205	6,143
Series 2019 A:
4% 10/1/35	1,750	2,075
4% 10/1/36	3,000	3,542
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,135
5% 8/15/25	3,750	4,070
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (b)	2,250	2,328
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (b)	2,810	2,908
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (b)	3,205	3,317
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100) (b)	2,000	2,070
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	6,750	7,288
Series 2018 A:
5% 7/1/26 (b)	1,635	1,997
5% 7/1/27 (b)	2,050	2,554
5% 7/1/28 (b)	970	1,227
Series 2018 B:
5% 7/1/28	3,110	4,003
5% 7/1/29	12,140	15,439
5% 7/1/30	6,385	8,041
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,106
5% 9/1/30	1,250	1,370
5% 9/1/31	1,650	1,793
5% 9/1/33	1,535	1,649
5% 9/1/34	1,250	1,340
5% 9/1/35	1,700	1,815
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,334
5% 3/1/24	9,710	11,244
5% 3/1/25	4,080	4,889
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/29	7,000	7,644
Series 2014 A, 4%, tender 6/1/23 (a)	10,315	11,278
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,934
Series 2016 B, 5% 11/15/33	2,330	2,874
Series 2020 C:
5% 11/15/30	2,145	2,969
5% 11/15/31	2,500	3,431
5% 11/15/32	2,000	2,724
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	567
5% 10/15/26	680	832
5% 10/15/27	485	589
5% 10/15/29	630	754
5% 10/15/31	990	1,173
5% 10/15/35	1,425	1,666
5% 10/15/36	3,115	3,631
5% 10/15/39	1,215	1,407
5% 10/15/44	1,440	1,653
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (b)	1,360	1,569
5% 11/1/31 (b)	5,730	6,587
5% 11/1/35 (b)	1,700	1,933
Series 2017:
5% 11/1/26 (b)	1,000	1,211
5% 11/1/33 (b)	1,250	1,448
5% 11/1/34 (b)	2,925	3,381
5% 11/1/35 (b)	4,065	4,684
5% 11/1/36 (b)	5,170	5,939
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,807
5% 5/15/34	2,430	3,065
5% 5/15/36	2,430	3,039
Series 2019:
5% 5/15/32	1,500	1,933
5% 5/15/33	2,250	2,881
5% 5/15/34	2,250	2,869
5% 5/15/35	5,575	7,077
5% 5/15/36	1,075	1,358
Series 2015 B:
5% 5/15/25	6,615	7,942
5% 5/15/27	2,915	3,493
5% 5/15/28	2,845	3,406
5% 5/15/29	8,255	9,849
Series 2015 D:
5% 5/15/22	825	889
5% 5/15/23	680	761
5% 5/15/24	1,185	1,376
5% 5/15/26	1,360	1,634
Series 2020, 5% 5/15/26	3,350	4,144
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,392
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A, 0.4%, tender 12/1/20 (a)(b)	6,100	6,100
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,288
5% 8/15/25	2,430	2,931
5% 8/15/26	1,505	1,861
5% 8/15/27	1,565	1,984
5% 8/15/30	2,330	2,893
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,473
5% 4/1/28	1,395	1,606
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	3,860	3,875
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,560
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,073
4% 12/15/24	1,770	1,909
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,492
5% 1/1/33	1,280	1,550
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	562
5% 1/1/31	660	786
5% 1/1/32	2,915	3,523
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,915	3,057
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,022
Series 2011 D:
5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,443
5% 9/1/29 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,443
Series 2014 A:
5% 1/1/23	1,735	1,915
5% 1/1/24	4,855	5,551
Series 2015 B:
5% 1/1/29	9,710	11,421
5% 1/1/30	4,855	5,700
Series 2016 A, 5% 1/1/39	6,800	7,947
Series 2019 B, 5% 1/1/25	3,390	4,000
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	22,990	24,401
Series 2019, 1.6%, tender 8/1/24 (a)	19,955	20,736
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	17,389
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,568
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (b)	2,380	2,911
5% 7/1/28 (b)	1,085	1,356
5% 7/1/29 (b)	1,270	1,610
5% 7/1/29 (b)	1,700	2,141
5% 7/1/30 (b)	1,235	1,554
5% 7/1/30 (b)	1,510	1,883
5% 7/1/31 (b)	2,310	2,887
5% 7/1/31 (b)	1,250	1,550
5% 7/1/32 (b)	950	1,170
5% 7/1/32 (b)	1,195	1,483
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,947
Series 2012, 5.25% 2/1/25	3,110	3,764
Series 2017:
5% 2/1/29	1,455	1,869
5% 2/1/30	970	1,239
5% 2/1/31	1,455	1,850
5% 2/1/33	1,165	1,466
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,062
5% 9/15/24	7,275	7,898
5% 9/15/25	9,025	9,791
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,513
Series 2012:
5% 5/15/22	2,135	2,302
5% 5/15/22 (Escrowed to Maturity)	3,690	3,972
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,084
5% 8/15/26	1,485	1,653
5% 8/15/28	1,575	1,743
5% 8/15/33	3,690	4,062
5.5% 9/1/43	5,195	5,680
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,629
5% 2/15/34	2,040	2,430
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,163
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,520	7,019
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,825	7,807
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	500	500
Series 2011 A, 5% 8/1/21 (b)	1,485	1,543
Series 2011 C, 5% 8/1/21 (b)	1,420	1,476
Series 2013 B, 5% 8/1/25 (b)	11,725	13,291
Series 2014, 5% 8/1/26 (b)	5,020	5,915
Series 2016, 5.5% 8/1/26 (b)	3,750	4,797
Series 2020 B:
4% 8/1/28 (b)	4,340	5,314
4% 8/1/29 (b)	5,605	6,938
4% 8/1/30 (b)	5,885	7,350
4% 8/1/31 (b)	6,180	7,801
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	3,165
4% 12/31/33	1,710	1,964
4% 6/30/34	4,000	4,574
4% 12/31/34	4,000	4,565
4% 6/30/35	4,000	4,562
4% 6/30/36	1,290	1,464
4% 12/31/36	2,965	3,357
Series 2013, 7% 12/31/38 (b)	15,540	17,766
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,666
5% 2/1/24	1,130	1,306
5% 2/1/26	2,600	3,217
5% 2/1/27	2,500	3,178
5% 2/1/28	1,315	1,712
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,681
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,089
Series 2017 A:
5% 4/15/22	4,125	4,433
5% 4/15/25	6,055	7,335
5% 10/15/25	2,555	3,151
5% 4/15/26	4,195	5,235
5% 4/15/29	6,310	8,138
5% 4/15/30	16,995	21,829
Series 2018 B:
5% 4/15/29	2,750	3,657
5% 10/15/29	2,250	2,972
5% 10/15/30	3,240	4,258
5% 4/15/31	5,000	6,562
Series 2019:
5% 8/1/30	8,650	11,554
5% 8/1/31	4,500	5,998
5% 8/1/32	3,000	3,974
5% 8/1/33	3,450	4,548
5% 8/1/34	4,500	5,914
5% 8/1/35	5,500	7,199
Series 2020:
5% 8/1/24	1,000	1,181
5% 8/1/30	3,210	4,386
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,374
Series 2019 A:
5% 3/1/34	5,645	7,332
5% 3/1/35	17,080	22,127
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,657
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,239
Series 2016 D:
5% 8/15/21	2,245	2,340
5% 8/15/22	2,430	2,650
Series 2016 E, 5% 8/15/22	2,605	2,841
Series 2016 J, 5% 8/15/22	2,590	2,825
Series 2019 A, 5% 8/15/29	3,060	4,127
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,838
5% 7/1/29	1,740	2,143

TOTAL TEXAS		1,174,202

Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (b)	1,120	1,357
5% 7/1/28 (b)	3,885	4,751
Series 2018 A:
5% 7/1/29 (b)	1,500	1,863
5% 7/1/30 (b)	1,345	1,657
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,184
Utah Gen. Oblig. Series 2020 B:
5% 7/1/21	1,300	1,347
5% 7/1/22	2,875	3,119
5% 7/1/23	2,740	3,104
5% 7/1/28	3,305	4,395

TOTAL UTAH		24,777

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (b)	1,590	1,880
Virginia - 0.9%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	151
5% 7/1/28	1,175	1,511
5% 7/1/30	1,265	1,687
5% 7/1/32	1,005	1,321
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	2,077
5% 8/1/32	1,500	2,061
5% 8/1/33	1,500	2,048
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,014
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,419
5% 6/15/29	1,385	1,547
5% 6/15/33	1,475	1,628
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,870
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	669
5% 6/15/32	1,750	2,031
5% 6/15/34	2,235	2,578
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,885
Series 2017 E, 5% 2/1/31	10,295	13,219
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,396
5% 2/1/35	2,500	3,313
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,456
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,952
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (b)	7,380	7,616
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,266
5% 1/1/33	2,515	2,926
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,280

TOTAL VIRGINIA		82,921

Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,936
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	1,028
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,052
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,456
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	1,075	1,193
Series 2016 B:
5% 10/1/26 (b)	3,625	4,279
5% 10/1/29 (b)	4,615	5,392
Series 2016:
5% 2/1/27	1,205	1,441
5% 2/1/29	2,430	2,872
Series 2018 A:
5% 5/1/29 (b)	1,515	1,829
5% 5/1/37 (b)	2,290	2,679
Series 2019, 5% 4/1/28 (b)	2,250	2,816
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	860	957
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,323
5% 1/1/36	1,140	1,397
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,711
5% 6/1/24	3,430	3,825
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	18,190
Series 2018 C, 5% 8/1/30	6,665	8,489
Series 2018 D:
5% 8/1/32	24,300	30,653
5% 8/1/33	30,735	38,622
Series 2019 B, 5% 6/1/34	3,300	4,214
Series 2020 C, 5% 2/1/37	9,530	12,501
Series R-2017 A:
5% 8/1/27	1,735	2,190
5% 8/1/28	1,735	2,190
5% 8/1/30	1,735	2,179
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	285
5% 7/1/26	1,935	2,361
5% 7/1/29	3,100	3,847
5% 7/1/34	610	737
5% 7/1/42	5,305	6,265
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,072
5% 10/1/28	1,940	2,502
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,465
5% 8/15/26	1,175	1,344
5% 8/15/28	3,735	4,296
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,547
Series 2015:
5% 1/1/23	1,100	1,209
5% 1/1/29	1,260	1,472
Series 2017, 5% 8/15/32	1,520	1,712
Series 2019 A1:
5% 8/1/31	1,000	1,256
5% 8/1/35	1,500	1,848
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	616
5% 10/1/31	2,635	2,918
5% 10/1/33	560	613
Series 2019, 4% 10/1/49	5,235	5,191
Series 2016 A, 5% 10/1/30	2,510	2,792

TOTAL WASHINGTON		210,762

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,607
Wisconsin - 1.3%
Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,339
5% 1/1/34	1,000	1,253
5% 1/1/38	1,050	1,296
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (c)	1,135	1,209
5.25% 5/15/37 (c)	345	367
5.25% 5/15/42 (c)	420	443
5.25% 5/15/47 (c)	420	441
5.25% 5/15/52 (c)	790	827
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	1,000	1,009
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	915	937
5% 10/1/48 (c)	1,075	1,095
5% 10/1/53 (c)	3,010	3,056
Roseman Univ. of Health Series 2020, 5% 4/1/30 (c)	500	548
Wisconsin Gen. Oblig. Series 1, 5% 5/1/29	4,895	6,632
Wisconsin Health & Edl. Facilities:
Series 2014 A:
5% 11/15/24	8,510	9,980
5% 11/15/27	6,515	7,521
Series 2014:
5% 5/1/26	810	917
5% 5/1/28	1,750	1,960
5% 5/1/29	865	965
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,477
Series 2017 A:
5% 9/1/34	1,800	2,067
5% 9/1/36	2,100	2,388
Series 2019 B1, 2.825% 11/1/28	2,130	2,131
Series 2019 B2, 2.55% 11/1/27	1,365	1,351
Series 2019:
5% 12/15/31	1,000	1,286
5% 12/15/32	1,750	2,235
5% 12/15/34	1,720	2,180
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,094
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,651
Series 2012:
5% 6/1/27	1,750	1,851
5% 6/1/32	995	1,044
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,743
5% 6/1/39	2,345	2,445
Wisconsin Hsg. & Econ. Dev. Auth. Series A, 3.5% 9/1/50	9,740	10,841
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,716
5% 5/1/27	12,590	16,159

TOTAL WISCONSIN		110,454

TOTAL MUNICIPAL BONDS
(Cost $7,865,356)		8,264,545

Municipal Notes - 1.9%
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	7,000	$7,000
California - 0.4%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	32,115	32,115
Florida - 0.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 0.37% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,300	6,300
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 0.16% 10/1/20, VRDN (a)	6,200	6,200
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,950	2,950

TOTAL GEORGIA		9,150

Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.32% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,100	7,100
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,214	5,214

TOTAL ILLINOIS		12,314

Kentucky - 0.2%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.19% 10/1/20, VRDN (a)(b)	10,500	10,500
Series 2020 B1, 0.19% 10/1/20, VRDN (a)(b)	10,500	10,500

TOTAL KENTUCKY		21,000

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 005, 0.42% 10/1/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	17,300	17,300
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 09 75, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,995	5,995
New York - 0.2%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	14,000	14,271
New York Thruway Auth. Gen. Rev. Participating VRDN Series XF 09 18, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900	1,900

TOTAL NEW YORK		16,171

South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 0.38% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,800	2,800
Texas - 0.1%
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,125	12,125
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	4,900	4,900
Virginia - 0.2%
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.67% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	4,900	4,900
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	13,400	13,400

TOTAL VIRGINIA		18,300

TOTAL MUNICIPAL NOTES
(Cost $165,524)		165,470
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Municipal Cash Central Fund .16%(i)(j)
(Cost $312,678)	312,630,737	312,672
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $8,343,558)		8,742,687
NET OTHER ASSETS (LIABILITIES) - 0.4%		32,607
NET ASSETS - 100%		$8,775,294

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,997,000 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,015,000 or 0.4% of net assets.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.67% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$4,900
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$32,115

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$885
Total	$885

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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